Noncontrolling Interests Subject To Put Provisions (Tables)	9 Months Ended
Sep. 30, 2015
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions
	September 30,2015	December 31, 2014

Beginning balance as of January 1,	$824.658	$648.251
Contributions to noncontrolling interests	(118.903)	(142.696)
Purchase/ sale of noncontrolling interests	(286)	83.252
Contributions from noncontrolling interests	8.705	16.064
Changes in fair value of noncontrolling interests	132.290	89.767
Net income	113.556	133.593
Other comprehensive income (loss)	(2.105)	(3.573)
Ending balance as of September 30, 2015 and December 31, 2014	$957.915	$824.658